Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 630,707
Fair value assets, ending balance	$ 607,323		607,323
Fair value liabilities, beginning balance			538,370
Fair value liabilities, ending balance	515,653		515,653
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,377	$ 2,141	2,155	$ 1,794
Gains (losses) included in earnings	5	(238)	(18)	(243)
Gains (losses) included in OCI	(74)	85	(106)	95
Purchases (issuances)	92	154	271	516
Settlement (sales) and other	(86)	(523)	(110)	(566)
Transfers into Level 3	(153)	343	(117)	336
Transfers out of Level 3	(47)	92	39	122
Fair value assets, ending balance	2,114	2,054	2,114	2,054
Gains (losses) included in earnings for positions still held	53	(130)	113	(149)
Fair value liabilities, beginning balance	(182)	(327)	(177)	(216)
Gains (losses) included in earnings	(26)	103	(33)	98
Gains (losses) included in OCI	2	(7)	6	(7)
Purchases (issuances)	(47)	(38)	(92)	(209)
Settlement (sales) and other	36	17	51	29
Transfers into Level 3	(5)	(66)	(77)	(82)
Transfers out of Level 3	141	119	241	188
Fair value liabilities, ending balance	(81)	(199)	(81)	(199)
Gains (losses) included in earnings for positions still held	9	112	34	106
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	511	478	522	474
Gains (losses) included in OCI	(24)	43	(38)	48
Purchases (issuances)		5		5
Settlement (sales) and other	1		4	(1)
Fair value assets, ending balance	488	526	488	526
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI	0	(2)	(2)	(2)
Fair value net derivative, beginning balance	(643)	(610)	(588)	(585)
Gains (losses) included in earnings	(32)	(114)	(31)	(110)
Purchases (issuances)	15	(3)	12	(39)
Settlement (sales) and other	(2)	7	(40)	8
Transfers into Level 3	(6)	34	(9)	34
Transfers out of Level 3	2	92	(8)	98
Fair value net derivative, ending balance	(666)	(596)	(666)	(596)
Gains (losses) included in earnings for positions still held	(32)	(55)	(23)	(56)
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI	(2)	1	1	1
Fair value net derivative, beginning balance	42	25	22	21
Gains (losses) included in earnings	12	39	25	40
Purchases (issuances)	10	5	15	16
Settlement (sales) and other	(8)		(14)
Transfers into Level 3	6		7	(5)
Transfers out of Level 3	(14)	(4)	(10)	(7)
Fair value net derivative, ending balance	46	66	46	66
Gains (losses) included in earnings for positions still held	12	33	29	31
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	(100)	(155)	(301)	(195)
Gains (losses) included in earnings	14	(79)	3	(94)
Gains (losses) included in OCI	2	(8)	13	(7)
Purchases (issuances)	(39)	(72)	(56)	(74)
Settlement (sales) and other	0	(1)	47	7
Transfers into Level 3	(232)	(23)	(224)	(33)
Transfers out of Level 3	14	12	177	70
Fair value net derivative, ending balance	(341)	(326)	(341)	(326)
Gains (losses) included in earnings for positions still held	6	(60)	20	(72)
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	36	16	40	22
Settlement (sales) and other	(15)	(6)	(19)	(12)
Fair value net derivative, ending balance	21	10	21	10
Level 3 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI	0	4	(2)	4
Fair value net derivative, beginning balance	9	80	53	77
Gains (losses) included in earnings	0	(26)	(39)	(19)
Settlement (sales) and other	(7)	(9)	(10)	(13)
Fair value net derivative, ending balance	2	49	2	49
Gains (losses) included in earnings for positions still held	0	(27)	(39)	(20)
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	154	158	160	153
Gains (losses) included in OCI	(9)	6	(16)	11
Purchases (issuances)		1		1
Fair value assets, ending balance	146	165	146	165
Settlement (sales) and other	1		2
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	336	293	335	294
Gains (losses) included in OCI	(14)	36	(15)	36
Purchases (issuances)		4		4
Fair value assets, ending balance	322	333	322	333
Settlement (sales) and other	0		2	(1)
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,113	995	1,070	680
Gains (losses) included in earnings	(18)	(7)	(23)	19
Gains (losses) included in OCI	(15)		(9)
Purchases (issuances)	51	172	133	490
Settlement (sales) and other	(4)	(490)	0	(499)
Transfers into Level 3	54	332	70	340
Transfers out of Level 3	(36)	(8)	(96)	(36)
Fair value assets, ending balance	1,145	994	1,145	994
Gains (losses) included in earnings for positions still held	18	16	38	17
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	21	27	27	27
Gains (losses) included in OCI	(1)	1	(7)	1
Fair value assets, ending balance	20	28	20	28
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,409	1,312	1,337	1,300
Gains (losses) included in earnings	29	(51)	47	(79)
Gains (losses) included in OCI	(35)	47	(69)	51
Purchases (issuances)	55	47	167	118
Settlement (sales) and other	(51)	(24)	(78)	(56)
Transfers into Level 3	25		39
Transfers out of Level 3	(13)		(24)	(3)
Fair value assets, ending balance	1,419	1,331	1,419	1,331
Gains (losses) included in earnings for positions still held	49	(37)	88	(49)
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	39	55	44	58
Gains (losses) included in OCI	(2)	4	(3)	4
Settlement (sales) and other	(4)	(5)	(8)	(8)
Fair value assets, ending balance	33	54	33	54
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	2	2	2
Fair value assets, ending balance	2	2	2	2
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	36	19	30	21
Gains (losses) included in earnings	(1)		(1)	(1)
Purchases (issuances)	0		3
Settlement (sales) and other	(4)		(4)	(1)
Transfers out of Level 3	(13)		(24)
Fair value assets, ending balance	18	19	18	19
Gains (losses) included in earnings for positions still held	(1)		(1)
Transfers into Level 3	0		14
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,332	1,236	1,261	1,219
Gains (losses) included in earnings	30	(51)	48	(78)
Gains (losses) included in OCI	(33)	43	(66)	47
Purchases (issuances)	55	47	164	118
Settlement (sales) and other	(43)	(19)	(66)	(47)
Transfers into Level 3	25		25
Transfers out of Level 3	0		0	(3)
Fair value assets, ending balance	1,366	1,256	1,366	1,256
Gains (losses) included in earnings for positions still held	50	(37)	89	(49)
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(169)	(268)	(139)	(156)
Gains (losses) included in earnings	(26)	87	(55)	86
Gains (losses) included in OCI	2	(4)	5	(4)
Purchases (issuances)	(47)	(39)	(92)	(213)
Settlement (sales) and other	34	8	47	18
Transfers into Level 3	(5)	(66)	(77)	(82)
Transfers out of Level 3	141	119	241	188
Fair value liabilities, ending balance	(70)	(163)	(70)	(163)
Gains (losses) included in earnings for positions still held	9	96	12	94
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(13)	(59)	(38)	(60)
Gains (losses) included in earnings	0	16	22	12
Gains (losses) included in OCI	0	(3)	1	(3)
Purchases (issuances)		1		4
Settlement (sales) and other	2	9	4	11
Fair value liabilities, ending balance	(11)	(36)	(11)	(36)
Gains (losses) included in earnings for positions still held	$ 0	$ 16	$ 22	$ 12